Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		5/1/2020
	Collection Period Ending Date		5/31/2020
	Collection Period		43
	Payment Date		6/15/2020

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.396788	$102,371,224.07	$12,348,815.51	$90,022,408.56
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$159,371,224.07	$12,348,815.51	$147,022,408.56
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$166,871,224.07	$12,348,815.51	$154,522,408.56
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$102,371,224.07	$164,647.05
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$159,371,224.07	$285,590.80
	2. AVAILABLE FUNDS
(20)	Interest Collections		$607,273.26
(21)	Principal Collections		$8,748,787.37
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,470,678.99
(24)	Liquidation Proceeds		$64,856.36
(25)	Recoveries		$78,243.72
(26)	Investment Earnings		$—
(27)	Total Collections		$12,969,839.70
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$12,969,839.70
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$139,059.35	$139,059.35	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$164,647.05	$164,647.05	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—

(41)	Fourth Allocation of Principal		$4,848,815.51	$4,848,815.51	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$196,374.04	$196,374.04	$—
			$12,969,839.70	$12,969,839.70
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$4,848,815.51
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$12,348,815.51
	4. POOL INFORMATION
(53)	Pool Balance		$154,522,409
(54)	Number of Receivables Outstanding		23,529
(55)	Weighted Average Contract Rate		4.66%
(56)	Weighted Average Maturity		22.61
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$2,006.77
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(2,006.77)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		$—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$64,273.72	37	$1,737.13
(74)	Recoveries for Collection Period		$78,243.72	130	$601.87
(75)	Net Losses/(Recoveries) for Collection Period		$(13,970.00)
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$8,420,545.80
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.56137%

		5/31/2020	4/30/2020	3/31/2020	2/29/2020
(79)	Pool Balance at end of collection period	$154,522,409	$166,871,224	$179,906,512	$194,654,636
(80)	Number of receivables outstanding	23,529	24,828	26,163	27,522
(81)	Average month end Pool Balance	$160,696,816	$173,388,868	$187,280,574	$201,979,479
(82)	Realized Losses for Collection Period	$64,274	$68,556	$75,277	$152,095
(83)	Recoveries for Collection Period	$78,244	$72,609	$84,450	$62,288
(84)	Net Losses/(Recoveries) for Collection Period	$(13,970)	$(4,053)	$(9,172)	$89,808
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.480%	0.474%	0.482%	0.904%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	(0.104)%	(0.028)%	(0.059)%	0.534%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.104%

		5/31/2020	4/30/2020	3/31/2020	2/29/2020
(88)	Receivables 31-59 Days Delinquent	$1,364,127.92	$1,664,120.58	$2,541,931.11	$2,307,482.95
(89)	$ As % of Ending Pool Balance	0.883%	0.997%	1.413%	1.185%
(90)	# of Receivables	184	216	324	276
(91)	# As % of Ending Pool # of Receivables	0.782%	0.870%	1.238%	1.003%
(92)	Receivables 60-89 Days Delinquent	$473,704.28	$450,698.37	$660,253.20	$518,438.91
(93)	$ As % of Ending Pool Balance	0.307%	0.270%	0.367%	0.266%
(94)	# of Receivables	65	76	86	69
(95)	# As % of Ending Pool # of Receivables	0.276%	0.306%	0.329%	0.251%
(96)	Receivables 90 - 119 Days Delinquent	$218,446.66	$282,442.87	$183,198.33	$200,726.81
(97)	$ As % of Ending Pool Balance	0.141%	0.169%	0.102%	0.103%
(98)	# of Receivables	42	40	30	38
(99)	# As % of Ending Pool # of Receivables	0.179%	0.161%	0.115%	0.138%
(100)	Receivables 120+ Days Delinquent	$194,359.68	$206,167.95	$140,727.32	$159,352.94
(101)	$ As % of Ending Pool Balance	0.126%	0.124%	0.078%	0.082%
(102)	# of Receivables	42	41	29	23
(103)	# As % of Ending Pool # of Receivables	0.179%	0.165%	0.111%	0.084%
(104)	Total Delinquencies	$2,250,638.54	$2,603,429.77	$3,526,109.96	$3,186,001.61
(105)	$ As % of Ending Pool Balance	1.457%	1.560%	1.960%	1.637%
(106)	# of Receivables	333	373	469	406
(107)	# As % of Ending Pool # of Receivables	1.415%	1.502%	1.793%	1.475%
(108)	Receivables 60+ Days Delinquent	$886,510.62	$939,309.19	$984,178.85	$878,518.66
(109)	$ As % of Ending Pool Balance	0.574%	0.563%	0.547%	0.451%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$1,276.76	$7,668.89	$178,013.76	$89,755.22
(112)	# of Receivables	1	1	16	17

Name: Kim Taylor
Title: Senior Vice President
June 10, 2020